Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of total amount of transactions
kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	76	-151	15	-80	-2
Transactions with affiliated companies*	262	-4,603	35	-6,027	-59
Transactions with associated companies	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61

kEUR	2021
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	1,601	-26	-	-457	-1,995
Transactions with affiliated companies*	2,253	-2,073	21	-5,402	-
Transactions with associated companies	-	-81	-	-47	-
Total	3,854	-2,181	21	-5,906	-1,995

kEUR	2020
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders*	-	-371	-	-2,451	-1,368
Transactions with affiliated companies*	22	-4,197	-	-3,195	-48
Transactions with associated companies	-	-75	-	-54	-
Transactions with related persons	-	-	-	-2	-
Total	22	-4,643	-	-5,702	-1,416

Schedule of receivables and liabilities to shareholders
kEUR	Dec. 31, 2022		Dec. 31, 2021
	Receivables	Payables	Receivables	Payables
Transactions with shareholders*	96	216	2,108	311
Transactions with affiliated companies*	212	2,144	25	2,685
Transactions with associated companies	-	12	-	8
Total	308	2,372	2,133	3,005

Schedule of key management personnel compensation
Key management personnel	Role
Joseph Brancato	Director
Wolfgang Breme	Chief Financial Officer
Bazmi Husain	Director
K.R. Kent	Director
Hakan Konyar	Chief Production Officer
Kurt Lauk, PhD	Director (Chairman)
Salina Love	Director
John Neville	Chief Sales Officer
Thorsten Ochs	Chief Technology Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Thomas Speidel	Chief Executive Officer and Director
Robert Vogt	Chief Accounting Officer

Schedule of key management personnel compensation comprised
kEUR	2022	2021	2020
Short-term employee benefits	2,532	1,196	783
Share-based payments	2,228	10	-
Total	4,760	1,206	783